Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of lease costs and additional information
Lease costs

In millions	Year ended December 31,	2025	2024	2023
Operating lease cost		$160	$153	$149
Short-term lease cost		54	54	39
Variable lease cost (1)		44	41	43
Amortization of finance right-of-use assets		11	11	11
Total lease cost (2)		$269	$259	$242
(1)Mainly relates to leases of trucks for the Company's freight delivery service contracts.
(2)Includes lease costs from Purchased services and material and Equipment rents in the Consolidated Statements of Income.
Additional information

In millions	Year ended December 31,	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases		153	152	148
Financing cash outflows from finance leases		2	31	2
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease		85	234	91
Finance lease		—	—	30

Schedule of lease assets and liabilities
Classification

In millions	Classification	As at December 31,	2025	2024
Lease right-of-use assets
Finance leases	Properties		$368	$381
Operating leases	Operating lease right-of-use assets		440	485
Total lease right-of-use assets			$808	$866
Lease liabilities
Current
Finance leases	Current portion of long-term debt		$4	$1
Operating leases	Accounts payable and other		108	134
Noncurrent
Finance leases	Long-term debt		1	6
Operating leases	Operating lease liabilities		316	343
Total lease liabilities			$429	$484

Terms and discount rates

As at December 31,	2025	2024
Weighted-average remaining lease term (years)
Finance leases	1.7	2.7
Operating leases	16.1	15.0
Weighted-average discount rate (%)
Finance leases	4.09	4.24
Operating leases	4.66	4.50

Schedule of finance lease maturities
Lease liabilities maturities

In millions	Finance leases	Operating leases
2026	$4	$128
2027	1	99
2028	—	64
2029	—	33
2030	—	23
2031 & thereafter	—	327
Total lease payments	5	674
Less: Imputed interest	—	250
Present value of lease payments	$5	$424

Schedule of operating lease maturities
Lease liabilities maturities

In millions	Finance leases	Operating leases
2026	$4	$128
2027	1	99
2028	—	64
2029	—	33
2030	—	23
2031 & thereafter	—	327
Total lease payments	5	674
Less: Imputed interest	—	250
Present value of lease payments	$5	$424